Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,960,017	$ 435,963	¥ 1,137,473
Restricted cash			55,810
Short-term investments	28,526	4,201	32,000
Prepayments and other receivables	219,839	32,379	136,036
Total current assets	3,208,382	472,543	1,361,319
Property, equipment and software	27,058	3,985	30,069
Operating lease right-of-use assets	15,061	2,218	16,435
Intangible assets	122,000	17,969	148,844
Goodwill	162,574	23,945	162,574
Investment accounted for using the equity method	762,997	112,377
Other non-current assets			18,331
Total assets	4,298,072	633,037	1,737,572
Current liabilities
Short-term borrowings			50,000
Accruals and other payables	338,317	49,829	273,553
Operating lease liabilities, current	8,001	1,178	6,807
Deferred subsidy income	3,078	453
Ordinary shares to be issued to Everest			258,119
Total current liabilities	349,396	51,460	588,479
Convertible promissory notes	64,771	9,540	68,199
Put right liabilities	124,100	18,278
Operating lease liabilities, non-current	5,177	762	7,492
Deferred subsidy income	4,560	672	3,920
Other non-current liabilities	8,433	1,242
Total liabilities	556,437	81,954	668,090
Commitments and contingencies
Mezzanine equity
Total mezzanine equity			3,104,177
Shareholders' equity (deficit)
Ordinary shares	106	16	6
Additional paid-in capital	6,720,714	989,854	389,379
Accumulated other comprehensive income	85,657	12,616	70,127
Accumulated deficit	(3,064,842)	(451,403)	(2,494,207)
Total shareholders' equity (deficit)	3,741,635	551,083	(2,034,695)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	¥ 4,298,072	$ 633,037	1,737,572
Series A Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			687,482
Series B Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			921,243
Series C Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			1,306,633
Series C-1 Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			¥ 188,819